FAIR VALUE MEASUREMENTS (Details) - Schedule of company's assets and liabilities	6 Months Ended
Jun. 30, 2021 USD ($)
Level 1 [Member] | Marketable securities held in Trust Account [Member]
Assets:
Total assets	$ 414,023,366
Level 1 [Member] | Warrant liability - Public Warrants [Member]
Liabilities:
Total liabilities	23,322,000
Level 2 [Member] | FPA Liability [Member]
Liabilities:
Total liabilities	1,106,667
Level 3 [Member] | Warrant liability - Private Placement Warrants [Member]
Liabilities:
Total liabilities	$ 11,634,801